Share capital and share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of changes in RSU's issued

The changes in RSU’s issued during the years ended December 31, 2020 and 2019 was as follows:

	December 31,	December 31,
	2020	2019
Outstanding, beginning of period	1,630,423	1,380,085
Granted	898,857	1,356,418
Exercised	(695,174)	(700,698)
Forfeited	(425,048)	(405,382)
Outstanding, end of period	1,409,058	1,630,423